Lease liability (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Lease liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and March 31, 2013 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(62)	(113)	(175)
Additional charges to operations	20	10	30
Balance at March 31, 2013	636	279	915
Less current portion	235	205	440
	$401	$74	$475

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524